Wilshire International Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 79.4%	Shares	Value
Australia - 1.5%
Aurelia Metals Ltd. (a)	263,176	$46,818
Austal Ltd. (a)	14,040	47,384
Beach Energy Ltd.	48,190	42,622
BHP Group Ltd.	18,318	669,307
Bravura Solutions Ltd.	18,815	26,933
Catalyst Metals Ltd. (a)	15,619	70,757
Centuria Capital Group	19,505	21,640
Data#3 Ltd.	9,635	44,406
Emeco Holdings Ltd. (a)	53,257	45,023
Fortescue Ltd.	24,516	346,313
Greatland Resources Ltd. (a)	2,511	20,056
Helia Group Ltd.	13,679	49,829
Hillgrove Resources Ltd. (a)	664,157	16,758
Inghams Group Ltd.	24,274	33,402
IRESS Ltd.	20,144	97,943
JB Hi-Fi Ltd.	578	29,193
Mader Group Ltd.	4,092	22,251
Metals X Ltd. (a)	103,636	93,617
Mineral Resources Ltd. (a)	601	22,622
Monadelphous Group Ltd.	11,976	227,297
Netwealth Group Ltd.	2,081	31,830
NRW Holdings Ltd.	7,881	29,306
Ora Banda Mining Ltd. (a)	29,720	24,827
Orica Ltd.	3,587	50,203
Perenti Ltd.	76,655	104,777
Perseus Mining Ltd.	76,647	283,567
Ramelius Resources Ltd.	63,558	168,790
Regis Healthcare Ltd.	11,344	48,584
Regis Resources Ltd.	9,871	47,251
Rio Tinto Ltd.	570	64,087
Sandfire Resources Ltd. (a)	5,481	62,383
South32 Ltd.	20,193	60,699
Tabcorp Holdings Ltd.	49,368	32,564
Technology One Ltd.	8,034	154,569
Vault Minerals Ltd.	13,456	40,489
Virgin Australia Holdings Ltd. (a)	17,051	28,644
West African Resources Ltd. (a)	11,308	25,633
Westgold Resources Ltd.	15,519	66,168
		3,298,542

Austria - 0.3%
Erste Group Bank AG	1,529	165,218
Palfinger AG	597	23,590
Porr AG	2,799	118,850
Raiffeisen Bank International AG	1,372	58,687
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,512	325,410
voestalpine AG	493	22,246
		714,001

Belgium - 0.3%
Ackermans & van Haaren NV	385	117,548
Deme Group NV	1,242	268,023
Fagron	1,009	25,330
Melexis NV	537	33,312
Titan SA	3,705	194,403
UCB SA	197	59,339
		697,955

Bermuda - 0.5%
Arch Capital Group Ltd. (a)	12,200	1,171,078

Brazil - 1.8%
Ambev SA	389,200	1,145,844
Banco do Brasil SA	154,700	688,704
Cia De Sanena Do Parana	27,600	236,578
Marcopolo SA	63,360	71,068
NU Holdings Ltd. - Class A (a)	70,349	1,010,915
Petroleo Brasileiro SA - Petrobras	31,100	322,417
StoneCo Ltd. - Class A (a)	1,467	20,714
Vale SA	30,000	477,639
		3,973,879

Britain - 0.1%
Global Ship Lease, Inc. - Class A	1,252	46,612
Man Group PLC/Jersey	12,349	41,724
Rightmove PLC	20,113	114,567
		202,903

Canada - 5.7%
AGF Management Ltd. - Class B	4,754	69,203
Agnico Eagle Mines Ltd.	1,900	385,668
Allied Gold Corp. (a)	1,345	41,691
Aritzia, Inc. (a)	2,626	214,293
B2Gold Corp.	19,840	90,136
Barrick Mining Corp.	10,300	420,930
Bausch Health Cos., Inc. (a)	7,620	41,192
BRP, Inc.	663	47,660
Canadian Natural Resources Ltd.	21,500	1,048,803
Canadian Pacific Kansas City Ltd.	15,544	1,222,691
Capstone Copper Corp. (a)	5,139	38,752
Cascades, Inc.	15,836	134,443
Celestica, Inc. (a)	900	253,884
CES Energy Solutions Corp.	3,310	43,805
Cogeco, Inc.	1,392	69,375
Colliers International Group, Inc.	842	90,023
Definity Financial Corp.	1,908	89,825
ERO Copper Corp. (a)	1,502	40,025
Extendicare, Inc.	18,743	354,623
Fairfax Financial Holdings Ltd.	300	511,175
Finning International, Inc.	2,401	148,572
First Majestic Silver Corp.	3,381	72,476
First Quantum Minerals Ltd. (a)	7,500	179,319
Fortuna Mining Corp. (a)	10,234	101,744
Great-West Lifeco, Inc.	6,800	318,467
Hudbay Minerals, Inc.	8,609	180,275
IAMGOLD Corp. (a)	3,411	64,145
K92 Mining, Inc. (a)	1,613	27,376
Kinross Gold Corp.	11,700	357,703
Linamar Corp.	1,998	123,764
Lundin Gold, Inc.	1,500	114,632
Magna International, Inc.	5,495	306,676
Magna International, Inc.	23,772	1,327,616
MDA Space Ltd. (a)	1,203	30,475
OceanaGold Corp.	7,156	225,622
Pan American Silver Corp.	12,900	705,693
Parex Resources, Inc.	7,227	142,036
PHX Energy Services Corp.	2,419	22,971
Precision Drilling Corp. (a)	801	78,828
Quebecor, Inc. - Class B	4,360	185,138
Royal Bank of Canada	3,000	484,969
Saputo, Inc.	8,400	262,428
Shopify, Inc. - Class A (a)	6,348	753,000
Silvercorp Metals, Inc.	10,589	113,875
Stantec, Inc.	1,300	112,384
Strathcona Resources Ltd.	1,199	36,321
Torex Gold Resources, Inc.	2,390	109,698
Toronto-Dominion Bank	1,700	158,769
Waste Connections, Inc.	3,839	623,607
Wesdome Gold Mines Ltd. (a)	4,585	81,871
WSP Global, Inc.	1,300	202,322
		12,860,969

Chile - 0.0% (b)
Engie Energia Chile SA	29,954	48,184
Latam Airlines Group SA	2,017,575	49,685
		97,869

China - 3.8%
3SBio, Inc. (c)	51,500	151,436
Atour Lifestyle Holdings Ltd. - ADR	1,982	72,957
Baidu, Inc. - ADR (a)	3,345	372,700
Baidu, Inc. - Class A (a)	5,900	82,024
Bairong, Inc. (a)(c)	20,000	20,448
Baoshan Iron & Steel Co. Ltd. - Class A	53,400	49,764
Cambricon Technologies Corp. Ltd. - Class A (a)	401	58,034
Chervon Holdings Ltd.	16,800	35,237
China Merchants Bank Co. Ltd. - Class H	119,500	758,706
China Pacific Insurance Group Co. Ltd. - Class A	38,400	207,437
China Pacific Insurance Group Co. Ltd. - Class H	34,000	139,710
China Petroleum & Chemical Corp. - Class A	115,900	96,950
CMOC Group Ltd. - Class A	24,700	62,653
CMOC Group Ltd. - Class H	51,000	107,146
Contemporary Amperex Technology Co. Ltd. - Class A	5,300	310,651
COSCO SHIPPING Holdings Co. Ltd. - Class A	22,900	49,885
COSCO SHIPPING Holdings Co. Ltd. - Class H	51,000	97,121
Country Garden Services Holdings Co. Ltd.	27,000	20,453
CRRC Corp. Ltd. - Class A	103,300	95,260
CRRC Corp. Ltd. - Class H	114,000	73,889
Dongyue Group Ltd.	30,000	41,763
FinVolution Group - ADR	8,611	41,247
Fufeng Group Ltd.	92,000	81,412
Greentown Service Group Co. Ltd.	38,000	20,703
Haier Smart Home Co. Ltd. - Class H	315,804	842,595
Harbin Electric Co. Ltd. - Class H	8,000	22,299
Innovent Biologics, Inc. (a)(c)	8,500	93,252
JNBY Design Ltd.	45,500	122,031
Lenovo Group Ltd.	186,000	221,034
Lonking Holdings Ltd.	225,000	86,197
Newborn Town, Inc. (a)	44,000	45,254
Ningxia Baofeng Energy Group Co. Ltd. - Class A	49,000	206,123
Onewo, Inc. - Class H	11,300	23,554
Ping An Insurance Group Co. of China Ltd. - Class H	12,500	97,480
Qfin Holdings, Inc. - ADR	2,071	26,737
Shanghai Chicmax Cosmetic Co. Ltd. - Class H	4,400	29,709
Shanghai Henlius Biotech, Inc. - Class H (a)(c)	4,100	36,780
Shenzhou International Group Holdings Ltd.	56,300	342,174
Simcere Pharmaceutical Group Ltd. (c)	21,000	34,201
Sunwoda Electronic Co. Ltd. - Class A	22,000	81,180
TAL Education Group - ADR (a)	30,401	345,659
Tencent Holdings Ltd.	25,438	1,605,949
Tencent Music Entertainment Group - ADR	3,505	32,526
WuXi AppTec Co. Ltd. - Class A	10,160	145,567
WuXi AppTec Co. Ltd. - Class H (c)	3,700	55,953
XD, Inc.	9,000	70,977
Yangzijiang Shipbuilding Holdings Ltd.	125,600	373,218
Zhejiang China Commodities City Group Co. Ltd. - Class A	47,800	90,381
Zhejiang Dahua Technology Co. Ltd. - Class A	18,700	46,051
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(c)	28,400	171,712
Zijin Mining Group Co. Ltd. - Class A	17,000	83,041
Zijin Mining Group Co. Ltd. - Class H	20,000	90,867
		8,470,087

Colombia - 0.0% (b)
Grupo Argos SA/Colombia	4,918	22,357
Mineros SA	6,868	24,678
		47,035

Denmark - 1.0%
ALK-Abello AS	7,118	224,286
AP Moller - Maersk AS - Class A	242	587,861
Cadeler AS (a)	3,686	21,575
D/S Norden AS	1,255	57,655
Danske Bank AS	15,173	736,622
H Lundbeck AS	16,291	100,983
ISS AS	939	34,442
Jyske Bank AS	241	33,366
Per Aarsleff Holding AS	1,520	177,372
Vestas Wind Systems AS	10,067	301,411
		2,275,573

Egypt - 0.0% (b)
Telecom Egypt Co.	31,065	44,772

Finland - 0.4%
Konecranes Oyj	1,257	41,078
Metso Oyj	3,210	55,517
Nokia Oyj	61,151	487,372
Nordea Bank Abp	12,115	208,532
Orion Oyj - Class B	666	53,863
		846,362

France - 5.1%
Accor SA	6,982	334,525
Airbus SE	2,280	428,244
Amundi SA (c)	9,136	785,762
Arkema SA	11,801	803,021
Catana Group	7,092	19,211
Cie Generale des Etablissements Michelin SCA	30,714	1,045,888
Derichebourg SA	2,331	22,514
Elis SA	5,399	152,825
Gaztransport Et Technigaz SA	1,184	275,932
Jacquet Metals SACA	834	19,786
Mersen SA	1,476	38,693
Nexans SA	161	21,784
Pluxee NV	2,043	25,031
Publicis Groupe SA	4,997	413,259
Pullup Entertainment	3,550	54,278
Renault SA	3,364	114,141
Rexel SA	25,303	989,594
Rubis SCA	6,190	247,687
Safran SA	6,005	1,963,903
Sanofi SA	17,227	1,661,652
SCOR SE	756	26,710
Societe Generale SA	9,759	712,567
Technip Energies NV	3,115	130,926
Teleperformance SE	13,377	785,902
Thales SA	226	66,356
Valeo SE	8,379	102,672
Vinci SA	1,910	286,057
Viridien (a)	330	50,548
		11,579,468

Germany - 6.9%
Allianz SE	64	26,521
Atoss Software SE	1,789	157,966
BASF SE	27,241	1,646,080
Bayer AG	21,563	980,281
Cewe Stiftung & Co. KGAA	450	48,825
Continental AG	7,064	485,605
Daimler Truck Holding AG	25,877	1,233,597
Deutsche Bank AG	4,671	136,683
Deutsche Boerse AG	2,810	816,972
Deutsche Post AG	6,735	347,334
Deutsche Telekom AG	15,825	583,535
Elmos Semiconductor SE	264	43,990
Evonik Industries AG	46,673	904,045
flatexDEGIRO SE	1,109	37,848
Fresenius Medical Care AG	17,924	797,467
Friedrich Vorwerk Group SE	297	24,157
Infineon Technologies AG	2,161	94,951
IONOS Group SE (a)	3,201	91,971
KION Group AG	664	34,498
Krones AG	292	38,875
MBB SE	316	62,293
MTU Aero Engines AG	528	189,027
Rheinmetall AG	405	675,422
SAP SE	4,660	788,630
Schaeffler AG	4,220	34,330
Siemens Energy AG	25,552	4,205,254
Talanx AG	8,182	995,747
Tkms AG& Co. KGaA (a)	242	21,952
TUI AG	8,362	63,418
		15,567,274

Greece - 0.0% (b)
Euroseas Ltd.	464	31,019
FF Group (a)(d)	2,880	0
StealthGas, Inc. (a)	5,535	50,811
		81,830

Hong Kong - 2.2%
Alibaba Group Holding Ltd.	73,436	1,156,068
Bank of East Asia Ltd.	131,000	218,557
BOC Hong Kong Holdings Ltd.	65,500	360,911
China Foods Ltd.	268,000	127,853
China Overseas Land & Investment Ltd.	500,339	743,494
China Overseas Property Holdings Ltd.	45,000	22,824
Dah Sing Banking Group Ltd.	86,400	134,305
Dah Sing Financial Holdings Ltd.	19,600	101,341
First Pacific Co. Ltd.	182,000	127,791
Galaxy Entertainment Group Ltd.	197,000	888,125
Geely Automobile Holdings Ltd.	105,000	283,299
HKT Trust & HKT Ltd.	49,000	76,397
Hong Kong Exchanges & Clearing Ltd.	1,300	65,891
Jardine Matheson Holdings Ltd.	1,100	78,965
SITC International Holdings Co. Ltd.	74,000	326,688
Swire Pacific Ltd. - Class A	8,500	93,225
TCL Electronics Holdings Ltd.	19,000	31,492
Wasion Holdings Ltd.	26,000	94,167
		4,931,393

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	35,637	222,330
OTP Bank Nyrt	4,012	432,606
		654,936

India - 2.3%
Acutaas Chemicals Ltd.	2,868	80,131
Affle 3i Ltd. (a)	2,052	31,824
Ajanta Pharma Ltd.	3,614	109,338
Avanti Feeds Ltd.	6,660	87,936
Bharat Petroleum Corp. Ltd.	115,281	353,068
Can Fin Homes Ltd.	2,578	22,007
Canara Bank	465,252	628,550
CMS Info Systems Ltd.	11,231	31,757
Dcx Systems Ltd. (a)	13,683	22,343
Deepak Fertilisers & Petrochemicals Corp. Ltd.	2,816	27,149
eClerx Services Ltd.	3,662	54,545
Force Motors Ltd.	425	91,857
GHCL Ltd.	3,524	16,123
Glenmark Pharmaceuticals Ltd.	4,501	101,957
Godawari Power and Ispat Ltd.	20,442	58,582
Gulf Oil Lubricants India Ltd.	1,556	14,709
HDFC Asset Management Co. Ltd. (c)	4,560	110,421
HDFC Bank Ltd. - ADR	8,681	215,983
Hindustan Petroleum Corp. Ltd.	47,643	175,379
ICICI Bank Ltd. - ADR	31,759	822,558
ICICI Bank Ltd.	41,950	546,121
Indegene Ltd.	14,063	65,797
IndiaMart InterMesh Ltd. (c)	1,702	35,975
Indian Metals & Ferro Alloys Ltd.	1,889	24,915
Indian Oil Corp. Ltd.	173,604	254,696
Karur Vysya Bank Ltd.	9,686	30,579
LIC Housing Finance Ltd.	10,502	55,181
Mahindra & Mahindra Ltd.	1,374	44,397
Multi Commodity Exchange of India Ltd.	5,727	149,534
National Aluminium Co. Ltd.	20,728	86,609
Nava Ltd.	16,476	95,937
NESCO Ltd.	8,026	86,609
PG Electroplast Ltd.	4,975	25,755
PTC India Ltd.	23,424	39,341
Sagility Ltd.	87,048	37,881
SAI Life Sciences Ltd. (a)(c)	18,379	193,878
South Indian Bank Ltd.	179,850	65,879
Suzlon Energy Ltd. (a)	380,612	160,137
Tips Music Ltd.	6,988	36,587
Union Bank of India Ltd.	48,941	88,064
Websol Energy System Ltd. (a)	24,183	16,893
		5,196,982

Indonesia - 0.5%
Adaro Andalan Indonesia PT	51,900	34,628
Aneka Tambang Tbk	178,100	37,463
Bank Rakyat Indonesia Persero Tbk PT	2,942,700	579,923
Bank Tabungan Negara Persero Tbk PT	539,200	40,487
Ciputra Development Tbk PT	779,300	32,698
Dharma Satya Nusantara Tbk PT	266,100	26,513
Elnusa Tbk PT	1,259,800	55,772
Japfa Comfeed Indonesia Tbk PT	418,100	58,322
Kalbe Farma Tbk PT	1,275,400	73,354
Kawasan Industri Jababeka Tbk PT	2,243,600	23,197
Pakuwon Jati Tbk PT	1,145,700	23,108
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	849,100	71,974
Triputra Agro Persada PT	733,300	82,108
		1,139,547

Ireland - 1.6%
Accenture PLC - Class A	5,008	993,036
Bank of Ireland Group PLC	54,441	996,303
Experian PLC	15,669	544,629
Greencore Group PLC	7,709	24,792
Medtronic PLC	10,992	952,457
PDD Holdings, Inc. - ADR (a)	269	27,486
		3,538,703

Israel - 0.7%
Camtek Ltd./Israel (a)(e)	545	82,627
El Al Israel Airlines	21,893	95,635
Global-e Online Ltd. (a)	2,210	68,178
Harel Insurance Investments & Financial Services Ltd.	983	54,782
Ituran Location and Control Ltd.	3,759	184,229
Next Vision Stabilized Systems Ltd.	286	27,695
Teva Pharmaceutical Industries Ltd. - ADR (a)	33,455	1,007,665
		1,520,811

Italy - 1.0%
Ariston Holding NV	4,268	18,284
De' Longhi SpA	1,510	53,333
Enel SpA	93,475	1,017,654
Iren SpA	10,972	31,256
Lottomatica Group SpA	5,621	162,246
Maire SpA	2,529	39,468
NewPrinces SpA (a)	1,004	24,365
Nexi SpA (c)	6,740	25,093
OVS SpA (c)	5,501	28,561
Reply SpA	363	33,855
Saipem SpA	8,724	39,897
Sesa SpA	265	24,460
Technoprobe SpA (a)	2,782	46,946
TREVI - Finanziaria Industriale SpA (a)	88,437	34,250
UniCredit SpA	8,115	584,749
		2,164,417

Japan - 10.2%
Advantest Corp.	2,300	311,180
Aica Kogyo Co. Ltd.	6,300	145,112
Aiful Corp.	8,500	23,888
Aisin Corp.	13,400	185,492
Alps Alpine Co. Ltd.	2,900	39,237
Asics Corp.	2,100	55,842
BayCurrent, Inc.	900	26,192
B-Lot Co. Ltd.	3,400	30,223
Brother Industries Ltd.	1,200	22,023
Bushiroad, Inc.	23,500	37,514
Change Holdings, Inc.	4,600	27,395
Chiyoda Co. Ltd.	5,900	38,243
Chubu Shiryo Co. Ltd.	9,700	108,027
Chugai Pharmaceutical Co. Ltd.	4,200	232,379
Chugoku Electric Power Co., Inc.	18,300	116,087
Credit Saison Co. Ltd.	3,400	88,068
CyberAgent, Inc.	4,000	33,901
Cybozu, Inc.	7,100	93,877
Daihen Corp.	900	65,930
Daiichi Sankyo Co. Ltd.	4,200	74,048
Daikin Industries Ltd.	8,400	1,019,053
DeNA Co. Ltd.	2,400	37,256
Dentsu Group, Inc. (a)	1,400	24,030
Doutor Nichires Holdings Co. Ltd.	2,300	42,814
Earth Corp.	1,100	32,970
Electric Power Development Co. Ltd.	1,900	52,278
ENEOS Holdings, Inc.	40,700	363,202
Feed One Co. Ltd.	3,300	24,725
Ferrotec Corp.	1,600	65,540
Foster Electric Co. Ltd.	5,400	100,560
Fujikura Ltd.	2,400	65,302
Fujita Kanko, Inc.	1,400	18,288
Fukuoka Financial Group, Inc.	6,500	246,786
Glory Ltd.	16,600	422,565
GMO internet group, Inc.	2,500	46,036
Greens Co. Ltd.	3,700	45,197
GS Yuasa Corp.	900	30,936
H2O Retailing Corp.	6,100	92,302
Hachijuni Nagano Bank Ltd.	8,900	111,785
Hakuhodo DY Holdings, Inc.	2,900	18,906
Hamakyorex Co. Ltd.	4,800	53,873
Hitachi Construction Machinery Co. Ltd.	1,300	44,478
Hitachi Ltd.	21,200	619,583
Hokuhoku Financial Group, Inc.	1,700	63,994
Hokuriku Electric Power Co.	6,900	46,931
Hyakugo Bank Ltd.	22,000	213,606
Idemitsu Kosan Co. Ltd.	14,100	137,075
Inpex Corp.	10,300	302,221
Insource Co. Ltd.	7,800	34,662
Intermestic, Inc.	2,000	23,560
Japan Airlines Co. Ltd.	33,200	540,166
Japan Material Co. Ltd.	8,900	92,080
Japan Tobacco, Inc.	1,600	61,393
JINS Holdings, Inc.	700	22,651
Joshin Corp.	2,100	37,465
JTEKT Corp.	2,600	27,734
Juroku Financial Group, Inc.	6,000	68,619
Kanamoto Co. Ltd.	5,200	144,214
Kaneka Corp.	3,000	91,536
Kansai Electric Power Co., Inc.	15,400	253,660
Kao Corp.	4,100	160,208
Kasumigaseki Capital Co. Ltd.	600	24,024
Kobe Steel Ltd.	3,700	44,668
Komatsu Ltd.	7,837	307,641
Konami Group Corp.	2,400	298,608
Konica Minolta, Inc.	24,800	83,074
Kubota Corp.	33,300	525,442
Kyoto Financial Group, Inc.	4,500	117,361
Kyushu Railway Co.	1,700	40,357
Leopalace21 Corp.	15,200	61,834
Lintec Corp.	1,500	43,154
Mabuchi Motor Co. Ltd.	1,900	19,071
Mazda Motor Corp.	13,500	91,136
Mimaki Engineering Co. Ltd.	4,000	40,321
Minebea Mitsumi, Inc.	41,000	672,554
Mitsubishi Electric Corp.	2,600	84,909
Mitsubishi Heavy Industries Ltd.	35,243	961,406
Mitsubishi Motors Corp.	18,200	35,616
Mitsubishi UFJ Financial Group, Inc.	13,500	228,092
Mizuho Financial Group, Inc.	1,400	55,881
Murata Manufacturing Co. Ltd.	42,000	941,670
Nagase & Co. Ltd.	6,800	50,404
NANKAI Co. Ltd.	5,600	108,569
NexTone, Inc.	3,800	36,372
NGK Corp.	8,400	217,807
Nintendo Co. Ltd.	15,643	892,603
Nippn Corp.	1,400	24,012
Nippon Chemical Industrial Co. Ltd.	1,200	21,918
NIPPON EXPRESS HOLDINGS, Inc.	1,600	36,126
Nippon Light Metal Holdings Co. Ltd.	10,100	180,745
Nippon Paper Industries Co. Ltd.	18,500	149,261
Nippon Sheet Glass Co. Ltd. (a)	21,200	66,534
Nippon Shinyaku Co. Ltd.	1,800	58,704
Nippon Steel Corp.	27,600	101,395
Nipro Corp.	4,800	47,279
Nishi-Nippon Railroad Co. Ltd.	4,700	90,163
Nitto Denko Corp.	4,700	94,033
Noritsu Koki Co. Ltd.	6,800	87,419
NSK Ltd.	17,200	121,194
NTN Corp.	47,700	98,359
Oki Electric Industry Co. Ltd.	10,400	175,942
Olympus Corp.	74,500	709,270
Omron Corp.	800	23,046
Ono Pharmaceutical Co. Ltd.	1,800	28,763
Open House Group Co. Ltd.	900	57,632
Otsuka Holdings Co. Ltd.	4,600	324,698
Persol Holdings Co. Ltd.	23,600	34,533
PHC Holdings Corp.	16,100	111,550
PIA Corp.	4,300	90,789
Recruit Holdings Co. Ltd.	7,800	337,435
Resona Holdings, Inc.	37,500	417,261
Ricoh Co. Ltd.	7,700	65,098
Rohm Co. Ltd.	2,400	46,793
Rohto Pharmaceutical Co. Ltd.	1,700	25,916
Sakata INX Corp.	3,300	47,796
Sakata Seed Corp.	1,800	49,272
San ju San Financial Group, Inc.	15,200	142,496
Sanko Gosei Ltd.	7,400	40,331
Sato Corp.	8,100	115,342
Shimizu Corp.	22,000	396,593
Showa Sangyo Co. Ltd.	8,500	175,376
Siix Corp.	12,700	95,267
Sumitomo Chemical Co. Ltd.	54,500	175,883
Sumitomo Mitsui Financial Group, Inc.	24,300	801,017
Sumitomo Pharma Co. Ltd. (a)	1,700	22,667
Suntory Beverage & Food Ltd.	40,543	1,146,473
Takara Standard Co. Ltd.	2,000	34,911
Takeda Pharmaceutical Co. Ltd.	7,800	287,749
TDK Corp.	81,100	1,051,502
Toei Co. Ltd.	700	26,215
Tokyo Century Corp.	4,600	59,393
Tokyo Electron Ltd.	500	122,276
Tokyu Construction Co. Ltd.	5,800	52,507
Tokyu Fudosan Holdings Corp.	3,900	33,138
Tosho Co. Ltd.	4,100	21,909
TOTO Ltd.	1,800	59,203
Towa Pharmaceutical Co. Ltd.	2,300	58,742
Toyobo Co. Ltd.	18,100	153,414
Toyoda Gosei Co. Ltd.	5,800	150,980
Toyota Boshoku Corp.	2,600	40,444
Traders Holdings Co. Ltd.	5,400	34,945
TSI Holdings Co. Ltd.	3,800	25,603
Umios Corp.	5,100	47,140
Wacom Co. Ltd.	7,300	35,130
Workman Co. Ltd.	2,400	95,905
YAMABIKO Corp.	4,300	96,639
Yamaha Corp.	10,000	70,494
ZERIA Pharmaceutical Co. Ltd.	3,700	51,549
		23,081,641

Luxembourg - 0.2%
ArcelorMittal SA	4,846	252,485
Aroundtown SA (a)	11,649	30,755
d'Amico International Shipping SA	11,746	102,327
		385,567

Malaysia - 0.1%
Dialog Group Bhd	91,400	48,838
Eco World Development Group Bhd	78,700	39,552
Mah Sing Group Bhd	77,400	19,356
Malayan Cement Bhd	26,500	39,730
Sime Darby Bhd	92,200	51,852
Sunway Construction Group Bhd	16,200	25,600
		224,928

Mexico - 0.2%
America Movil SAB de CV	128,000	162,758
Gentera SAB de CV	26,100	74,035
Grupo Mexico SAB de CV - Class B	13,100	140,122
Qualitas Controladora SAB de CV	5,200	49,896
		426,811

Netherlands - 3.5%
Adyen NV (a)(c)	698	698,456
ASM International NV	1,215	925,503
ASML Holding NV	790	1,045,678
ASML Holding NV	1,373	1,813,500
Basic-Fit NV (a)(c)	642	22,110
BE Semiconductor Industries NV	1,352	285,257
Corbion NV	2,226	48,739
EXOR NV	2,038	156,197
Heineken Holding NV	638	45,635
ING Groep NV	27,892	728,802
Koninklijke Ahold Delhaize NV	11,487	536,259
Koninklijke Heijmans N.V	653	59,147
Koninklijke Philips NV	18,108	495,975
Magnum Ice Cream Co. NV (a)	34,082	503,033
Randstad NV	18,905	496,674
Signify NV (c)	1,510	31,576
		7,892,541

Norway - 1.1%
BW Offshore Ltd.	11,588	61,998
Equinor ASA	36,459	1,543,168
Hoegh Autoliners ASA	5,191	74,790
Norsk Hydro ASA	59,025	625,864
Norwegian Air Shuttle ASA	26,382	38,870
Sea1 offshore, Inc. (a)	8,400	30,610
Solstad Offshore ASA	4,997	35,481
Veidekke ASA	2,967	58,119
Wallenius Wilhelmsen ASA	7,958	100,373
		2,569,273

Peru - 0.1%
Credicorp Ltd.	346	117,356

Philippines - 0.1%
Megaworld Corp.	487,000	16,847
Robinsons Land Corp.	354,400	102,254
		119,101

Poland - 0.2%
Diagnostyka SA	1,142	53,309
Enea SA	29,541	196,855
ORLEN SA	1,909	68,800
Santander Bank Polska SA	817	129,828
Tauron Polska Energia SA (a)	8,570	23,872
		472,664

Portugal - 0.2%
Galp Energia SGPS SA	8,124	197,508
Sonae SGPS SA	164,019	364,150
		561,658

Qatar - 0.0% (b)
Ooredoo QPSC	14,917	51,045

Russia - 0.0% (b)
Novolipetsk Steel PJSC (a)(d)	46,050	0
PhosAgro PJSC - GDR (a)(d)	5,089	0
Sberbank of Russia PJSC (a)(d)	29,200	0
Severstal PAO (a)(d)	608	0
Surgutneftegas PAO (a)(d)	168,940	0
Tatneft PJSC (a)(d)	19,624	0
		0

Saudi Arabia - 0.1%
Al Babtain Power & Telecommunication Co.	5,523	97,941
Derayah Financial Co.	3,789	22,042
Electrical Industries Co.	14,793	65,901
		185,884

Singapore - 1.3%
Centurion Corp. Ltd.	54,100	62,558
DBS Group Holdings Ltd.	9,800	435,447
Food Empire Holdings Ltd.	19,100	45,322
Oversea-Chinese Banking Corp. Ltd.	12,100	208,398
Sea Ltd. - ADR (a)	24,088	1,994,727
Singapore Technologies Engineering Ltd.	5,900	50,284
UOL Group Ltd.	29,900	227,751
		3,024,487

South Africa - 0.4%
AVI Ltd.	22,641	139,626
Coronation Fund Managers Ltd.	13,112	34,350
DRDGOLD Ltd. - ADR	1,434	42,117
Gold Fields Ltd.	3,983	185,284
Omnia Holdings Ltd.	9,920	55,926
Standard Bank Group Ltd.	20,702	375,250
Telkom SA SOC Ltd.	10,424	36,307
		868,860

South Korea - 2.8%
BNK Financial Group, Inc.	7,894	92,704
CJ Logistics Corp.	326	22,566
Daehan Shipbuilding Co. Ltd.	310	17,536
Daewoong Co. Ltd.	2,421	37,705
ENF Technology Co. Ltd.	985	31,671
Han Kuk Carbon Co. Ltd.	4,148	106,288
Hansol Chemical Co. Ltd.	299	49,961
Hanwha Life Insurance Co. Ltd. (a)	12,154	36,774
HD Construction Equipment Co. Ltd.	688	57,465
HD Hyundai Co. Ltd.	903	142,152
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	796	181,694
HMM Co. Ltd.	3,528	45,205
Hyundai Rotem Co. Ltd.	986	109,709
Iljin Electric Co. Ltd.	557	25,886
IsuPetasys Co. Ltd.	514	34,368
JB Financial Group Co. Ltd.	4,793	93,455
KCC Corp.	77	24,715
KIWOOM Securities Co. Ltd.	638	176,216
Kolmar Korea Co. Ltd.	1,240	62,598
Korea Electric Terminal Co. Ltd.	1,604	80,244
Korea Investment Holdings Co. Ltd.	356	48,640
Kumho Tire Co., Inc. (a)	10,143	40,471
LF Corp.	2,445	39,197
LG Corp.	1,901	103,874
LG Display Co. Ltd. (a)	6,188	46,171
LG Innotek Co. Ltd.	125	24,513
LG Uplus Corp.	6,373	64,364
LS Corp.	219	37,572
Meritz Financial Group, Inc. (a)	632	46,807
S-1 Corp.	3,619	202,834
Sam Chun Dang Pharm Co. Ltd.	39	21,440
Samsung Electronics Co. Ltd.	17,363	1,950,386
Seoul Guarantee Insurance Co.	993	34,050
Shinhan Financial Group Co. Ltd.	11,400	657,372
SK hynix, Inc.	2,735	1,487,546
SL Corp.	1,794	66,358
Youngone Corp.	1,195	61,862
		6,362,369

Spain - 0.4%
Acciona SA	849	224,059
Distribuidora Internacional de Alimentacion SA (a)	808	38,130
Gestamp Automocion SA (c)	12,234	42,073
Grifols SA	31,295	328,690
Iberdrola SA	7,061	162,091
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	56,570	77,809
Naturgy Energy Group SA	1,891	56,775
Unicaja Banco SA (c)	14,673	43,711
		973,338

Sweden - 1.3%
AcadeMedia AB (c)	4,993	52,983
Ambea AB (c)	3,570	50,348
Attendo AB (c)	17,391	186,294
Betsson AB	6,646	71,225
Camurus AB (a)	628	31,361
Castellum AB	2,215	25,734
Clas Ohlson AB - Class B	2,024	80,195
Corem Property Group AB - Class B	106,292	37,646
Hemnet Group AB	2,989	33,643
Hoist Finance AB (c)	2,586	40,835
Loomis AB	428	19,375
NCC AB - Class B	5,369	119,194
Nobia AB (a)	84,421	17,652
Peab AB - Class B	10,931	112,844
Platzer Fastigheter Holding AB - Class B	4,852	34,983
Saab AB	2,754	180,657
Spotify Technology SA (a)	2,250	1,091,047
Swedish Orphan Biovitrum AB (a)	6,892	288,143
Telefonaktiebolaget LM Ericsson - Class B (e)	36,467	413,067
		2,887,226

Switzerland - 2.7%
ABB Ltd.	2,231	181,453
Accelleron Industries AG	743	67,107
Avolta AG	1,912	114,692
Coca-Cola HBC AG	4,511	255,723
dormakaba Holding AG	560	35,992
Dottikon Es Holding AG (a)	298	129,362
EFG International AG	2,395	50,934
Galderma Group AG	1,589	308,044
International Workplace Group PLC	40,855	95,742
Julius Baer Group Ltd.	10,929	805,342
Nestle SA	3,284	325,737
Novartis AG	6,690	1,015,740
Roche Holding AG	1,572	620,729
SFS Group AG	760	113,258
Temenos AG	1,783	153,834
UBS Group AG	48,223	1,875,586
		6,149,275

Taiwan - 4.6%
AcBel Polytech, Inc.	15,000	22,035
Accton Technology Corp.	4,000	194,763
Advanced Energy Solution Holding Co. Ltd.	1,000	31,854
Airoha Technology Corp.	3,000	44,462
All Ring Tech Co. Ltd.	1,000	26,449
Anpec Electronics Corp.	3,000	20,031
Arcadyan Technology Corp.	9,000	43,623
ASROCK, Inc.	3,000	19,358
Azurewave Technologies, Inc.	14,000	24,110
Bizlink Holding, Inc.	4,000	224,126
Chenbro Micom Co. Ltd.	1,000	27,857
Chunghwa Precision Test Tech Co. Ltd.	1,000	99,845
Compeq Manufacturing Co. Ltd.	20,000	164,240
Daxin Materials Corp.	3,000	32,207
Delta Electronics, Inc.	4,000	178,031
Depo Auto Parts Ind Co. Ltd.	9,000	37,478
Dynapack International Technology Corp.	5,000	55,540
Elite Advanced Laser Corp.	3,000	23,405
Eternal Materials Co. Ltd.	83,000	153,768
Fositek Corp.	1,000	56,233
Fusheng Precision Co. Ltd.	3,000	24,242
Genius Electronic Optical Co. Ltd.	4,000	55,433
Hon Hai Precision Industry Co. Ltd.	86,000	517,443
ITE Technology, Inc.	21,000	76,487
Kinsus Interconnect Technology Corp.	6,000	61,672
LuxNet Corp.	5,000	55,720
Machvision, Inc.	3,200	78,228
Macronix International Co. Ltd. (a)	16,000	61,316
Makalot Industrial Co. Ltd.	4,000	28,720
MPI Corp.	1,000	117,274
Nanya Technology Corp. (a)	9,000	58,688
Phison Electronics Corp.	1,000	49,272
Pixart Imaging, Inc.	8,000	45,150
Powertech Technology, Inc.	7,000	43,345
Sakura Development Co. Ltd.	16,000	24,283
Shiny Chemical Industrial Co. Ltd.	7,000	30,303
Sincere Navigation Corp.	38,000	50,373
Sinon Corp.	17,000	23,608
SinoPac Financial Holdings Co. Ltd.	79,618	77,814
Sitronix Technology Corp.	11,000	66,907
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	19,651
Synnex Technology International Corp.	19,000	46,033
Taiwan Semiconductor Manufacturing Co. Ltd.	115,662	6,520,496
Test Research, Inc.	5,000	41,264
Thinking Electronic Industrial Co. Ltd.	26,000	124,558
Ton Yi Industrial Corp.	127,000	72,669
Topkey Corp.	10,000	47,181
UDE Corp.	11,000	37,567
United Integrated Services Co. Ltd.	1,000	26,391
Visual Photonics Epitaxy Co. Ltd.	9,000	73,016
Winbond Electronics Corp.	41,000	121,956
WNC Corp. /Taiwan	6,000	33,499
WT Microelectronics Co. Ltd.	5,000	34,659
Yageo Corp.	7,000	55,855
		10,280,488

Thailand - 0.5%
Amata Corp. PCL	47,900	27,830
Bangchak Corp. PCL - NVDR	37,000	44,104
Bangkok Bank PCL - NVDR	53,500	272,737
Carabao Group PCL	18,500	21,733
Com7 PCL	76,600	51,312
GFPT PCL - NVDR	67,800	19,604
IRPC PCL - NVDR	1,751,300	106,197
Krung Thai Bank PCL - NVDR	48,900	52,505
Regional Container Lines PCL	82,300	78,774
Rojana Industrial Park PCL	307,500	49,120
SCB X PCL	55,100	242,163
TOA Paint Thailand PCL	137,233	53,906
WHA Corp. PCL - NVDR	173,000	22,433
		1,042,418

Turkey - 0.3%
Akbank TAS	136,922	207,431
Turkiye Petrol Rafinerileri AS	63,503	366,433
Turkiye Sinai Kalkinma Bankasi AS	96,306	24,299
		598,163

United Arab Emirates - 0.4%
Abu Dhabi Islamic Bank PJSC	33,484	189,401
Aldar Properties PJSC	37,982	81,323
Alec Holdings PJSC (a)	113,098	43,261
Deyaar Development PJSC	175,863	38,223
Dubai Taxi Co. PJSC	30,154	17,734
Emaar Properties PJSC	47,999	154,979
First Abu Dhabi Bank PJSC	53,001	246,736
Orascom Construction PLC	5,900	52,044
Parkin Co. PJSC	15,113	19,301
		843,002

United Kingdom - 10.0%
3i Group PLC	27,680	906,985
4imprint Group PLC	2,758	124,672
Aberdeen Group PLC	52,882	134,607
Airtel Africa PLC (c)	33,931	156,531
AJ Bell PLC	24,307	151,592
Anglogold Ashanti PLC	6,969	699,241
Aon PLC - Class A	1,897	612,314
AstraZeneca PLC	8,775	1,713,905
BAE Systems PLC	82,614	2,404,794
Barclays PLC	70,667	372,374
Beazley PLC	5,724	96,034
BP PLC	36,099	284,552
British American Tobacco PLC	15,206	885,754
Centrica PLC	144,025	407,389
Chemring Group PLC	4,682	31,710
CMC Markets PLC (c)	13,297	61,737
Convatec Group PLC (c)	13,539	38,931
Currys PLC	95,322	158,551
Dunelm Group PLC	9,401	98,276
easyJet PLC	12,870	59,670
Energean PLC	3,132	35,812
Foresight Group Holdings Ltd.	11,944	56,271
Future PLC	3,315	13,014
Games Workshop Group PLC	1,295	305,258
GSK PLC	37,129	1,018,251
Halfords Group PLC	11,180	19,190
Harbour Energy PLC	16,351	64,681
Howden Joinery Group PLC	13,009	138,196
HSBC Holdings PLC	86,917	1,422,233
IMI PLC	7,046	240,214
Imperial Brands PLC	5,896	239,962
IntegraFin Holdings PLC	5,536	22,571
IP Group PLC (a)	73,377	51,782
J Sainsbury PLC	208,698	937,181
Johnson Service Group PLC	32,715	55,301
Lloyds Banking Group PLC	707,065	873,895
Mitchells & Butlers PLC (a)	6,846	23,042
Mitie Group PLC	13,531	30,757
NatWest Group PLC	55,749	413,658
Next PLC	336	56,662
OSB Group PLC	2,729	18,905
Paragon Banking Group PLC	21,301	204,210
Reckitt Benckiser Group PLC	16,365	1,110,573
Rolls-Royce Holdings PLC	197,137	3,010,450
Saga PLC (a)	5,344	33,365
Shell PLC	14,193	662,764
Shell PLC	27,357	1,278,874
St James's Place PLC	1,236	19,441
Stolt-Nielsen Ltd.	2,576	89,060
Subsea 7 SA	2,177	67,733
United Utilities Group PLC	37,269	651,547
Vodafone Group PLC	49,151	74,526
		22,638,998

United States - 2.5%
BeOne Medicines Ltd. (a)	2,300	52,134
Carnival PLC - ADR	5,024	129,468
Cirrus Aircraft Ltd.	3,300	15,070
Coeur Mining, Inc. (a)	2,804	52,424
Ferguson Enterprises, Inc.	4,260	993,688
Linde PLC	1,867	925,584
Nexteer Automotive Group Ltd.	29,000	18,872
Philip Morris International, Inc.	11,037	1,824,858
Resolute Forest Products (a)(d)	1,388	0
Seagate Technology Holdings PLC	4,075	1,596,422
		5,608,520

Vietnam - 0.2%
Vietnam Dairy Products JSC	187,500	435,384
TOTAL COMMON STOCKS (Cost $138,788,972)		178,877,383

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%	Par	Value
Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, 01/25/2066 (Callable 02/25/2029) (c)(f)	99,274	98,361
BANK-2020, Series 2020-BN30, Class XA, 1.25%, 12/15/2053 (f)(g)	926,011	41,106
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.66%, 09/15/2053 (Callable 10/15/2030) (f)(g)	826,219	34,818
BX Trust
Series 2021-RISE, Class B, 5.04% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor) (c)	126,799	126,720
Series 2024-XL4, Class B, 5.46% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor) (c)	79,918	79,968
Series 2025-ROIC, Class A, 4.82% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor) (c)	195,203	194,227
Series 2026-RISE, Class A, 4.97% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor) (c)	200,000	200,000
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 5.81% (1 mo. Term SOFR + 2.14%), 08/15/2041, (2.14% Floor) (c)	130,088	130,210
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 5.07% (1 mo. Term SOFR + 1.40%), 10/15/2037, (1.40% Floor) (c)	200,000	200,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.58%, 09/15/2053 (Callable 08/15/2030) (f)(g)	608,185	25,238
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 04/25/2026) (c)(f)	162,878	138,492
Computershare Corporate Trust, Series 2021-FCMT, Class A, 4.99% (1 mo. Term SOFR + 1.31%), 05/15/2031, (1.20% Floor) (c)	100,000	99,959
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041 (c)(f)	100,000	99,552
DK Trust, Series 2024-SPBX, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor) (c)	175,000	174,945
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 5.45%, 01/15/2041 (c)(f)	100,000	101,134
ELM Trust, Series 2024-ELM, Class B15, 5.60%, 06/10/2039 (c)(f)	100,000	100,351
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.11% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	387,688	391,771
Series 5460, Class FH, 4.76% (30 day avg SOFR US + 1.10%), 10/25/2054, (1.10% Floor), (6.50% Cap)	192,765	192,574
Series 5472, Class FE, 5.01% (30 day avg SOFR US + 1.35%), 11/25/2054, (1.35% Floor), (6.50% Cap)	212,581	214,284
Series 5481, Class FA, 5.06% (30 day avg SOFR US + 1.40%), 12/25/2054, (1.40% Floor), (6.50% Cap)	54,884	55,291
Series 5483, Class FD, 4.96% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)	118,172	118,917
Series 5583, Class FA, 4.91% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)	87,791	88,380
Series K110, Class X1, 1.64%, 04/25/2030 (Callable 04/25/2030) (f)(g)	461,302	24,812
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030) (f)(g)	975,279	33,770
Series K151, Class X1, 0.34%, 04/25/2030 (Callable 02/25/2030) (f)(g)	2,483,779	29,809
Federal National Mortgage Association
Series 2024-100, Class FD, 5.11% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	550,736	555,592
Series 2024-22, Class FC, 4.96% (30 day avg SOFR US + 1.30%), 05/25/2054, (1.30% Floor), (6.50% Cap)	159,405	160,235
Series 2024-86, Class FA, 5.11% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	34,518	34,872
Series 2024-93, Class FL, 5.11% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	945,974	954,314
Government National Mortgage Association
Series 2025-89, Class FB, 5.12% (30 day avg SOFR US + 1.45%), 05/20/2055, (1.45% Floor), (6.50% Cap)	54,019	54,858
Series 2025-89, Class FG, 5.07% (30 day avg SOFR US + 1.40%), 05/20/2055, (1.40% Floor), (6.50% Cap)	108,758	110,278
Great Wolf Trust, Series 2024-WOLF, Class A, 5.21% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor) (c)	150,000	149,953
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 5.48%, 07/15/2029 (c)(f)	225,000	227,120
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 04/25/2026) (c)(f)	45,346	41,698
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 10/25/2029) (c)(f)	41,839	37,905
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 11/25/2029) (c)(f)	76,590	68,949
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2026) (c)(f)	7,135	6,657
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 12/25/2030) (c)(f)	77,210	69,276
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 01/25/2031) (c)(f)	53,894	48,349
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 06/25/2043) (c)(f)	154,608	133,603
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 11/25/2038) (c)(f)	62,473	61,231
KSL Commercial Mortgage Trust, Series 2025-MH, Class A, 5.27% (1 mo. Term SOFR + 1.59%), 12/15/2042, (1.59% Floor) (c)	225,000	224,367
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (c)(f)	250,000	251,853
PCY Trust 2026-FCMT, Series 2026-FCMT, Class A, 5.15%, 04/05/2041 (c)(f)	100,000	100,268
PRM5 Trust, Series 2025-PRM5, Class B, 4.44%, 03/10/2033 (c)(f)	125,000	124,068
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 01/25/2046) (c)(f)	200,000	125,448
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 08/25/2034) (c)(f)	48,585	42,348
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 08/25/2026) (f)	63,969	55,893
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 12/25/2031) (c)(f)	3,839	3,601
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 01/25/2041) (c)(f)	200,000	147,256
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 04/25/2031) (c)(f)	68,065	68,520
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (c)	220,000	195,268
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.00%, 12/10/2034 (c)(f)	145,888	146,370
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 01/25/2035) (c)(f)(h)	74,458	65,088
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,532,186)		7,259,927

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.6%	Shares	Value
Voya VACS Series EMHCD Fund (i)	161	1,676
Voya VACS Series HYB Fund (i)	108,115	1,099,532
Voya VACS Series SC Fund - Class SC (i)	454,951	4,731,492
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $5,988,812)		5,832,700

CORPORATE BONDS - 2.1%	Par	Value
Canada - 0.1%
Bank of Nova Scotia, 2.70%, 08/03/2026	90,000	89,439
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	93,000	91,745
Royal Bank of Canada, 1.20%, 04/27/2026	74,000	73,833
		255,017

Japan - 0.0% (b)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (c)	71,000	70,023

United Kingdom - 0.2%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	188,988
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)	145,000	139,561
2.20%, 09/02/2030 (Callable 06/02/2030)	42,000	37,729
		366,278

United States - 1.8%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	88,000	78,557
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	65,000	64,419
American Airlines Class AA Pass Through Trust
Series 2015-2, 3.60%, 09/22/2027	51,569	50,808
Series 2016-1, 3.58%, 01/15/2028	3,837	3,783
Series 2016-2, 3.20%, 06/15/2028	22,796	22,171
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	86,000	87,244
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	74,000	70,466
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	119,000	103,626
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	246,000	243,863
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	30,000	29,649
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,721
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	144,000	133,192
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)	2,000	2,089
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (c)	92,000	86,057
2.50%, 01/10/2030 (Callable 10/10/2029) (c)	36,000	33,327
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	57,000	56,756
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	79,000	77,732
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	101,000	94,004
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	119,000	104,800
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	117,000	115,161
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	52,000	52,809
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	59,000	55,456
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	51,000	50,499
Federal Express Corp. 2020-1 Pass Through Trusts, Series 2020-1AA, 1.88%, 02/20/2034	98,120	84,642
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	82,000	83,077
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	76,000	74,944
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	84,000	79,147
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	123,000	121,300
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	51,000	50,353
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	43,000	40,914
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	16,000	14,084
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	59,000	53,324
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	62,000	61,004
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	38,000	37,942
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	57,000	56,561
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	16,000	15,881
Morgan Stanley
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	137,000	136,662
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	64,000	63,437
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	36,000	36,932
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	30,000	26,242
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	80,000	80,985
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	7,000	6,961
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	26,000	23,960
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	84,000	84,227
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	56,000	56,025
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	89,000	86,727
2.95%, 04/01/2030 (Callable 01/01/2030)	172,000	156,600
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	104,000	102,801
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	54,000	51,304
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	98,000	91,994
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	46,000	45,873
Sierra Pacific Power Co., 2.60%, 05/01/2026	90,000	89,885
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	59,000	56,655
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	18,000	17,266
3.38%, 04/15/2029 (Callable 04/11/2026)	14,000	13,577
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	30,000	30,004
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	130,000	113,485
4.78%, 02/15/2035 (Callable 11/15/2034)	55,000	53,201
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	50,000	43,822
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	86,000	84,877
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	58,000	54,057
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	53,000	53,551
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	20,000	19,820
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,842
		4,101,134
TOTAL CORPORATE BONDS (Cost $4,945,609)		4,792,452

COLLATERALIZED LOAN OBLIGATIONS - 1.8%	Par	Value
AB BSL CLO Ltd., Series 2023-4A, Class A1R, 4.97% (3 mo. Term SOFR + 1.30%), 04/20/2038, (1.30% Floor) (Callable 04/20/2027) (c)	250,000	249,406
Arbor Realty Trust, Inc., Series 2026-FL1, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 09/20/2043, (1.50% Floor) (Callable 09/20/2028) (c)	225,000	225,118
ARES CLO, Series 2022-65A, Class A1R, 4.79% (3 mo. Term SOFR + 1.12%), 07/25/2034, (1.12% Floor) (Callable 07/25/2026) (c)	250,000	249,757
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 04/20/2026) (c)	250,000	249,993
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R2, 4.91% (3 mo. Term SOFR + 1.24%), 01/15/2039, (1.24% Floor) (Callable 01/15/2028) (c)	250,000	249,625
CBAM Ltd., Series 2017-1A, Class AR2, 5.06% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027) (c)	250,000	250,218
CIFC Funding Ltd., Series 2022-4A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026) (c)	250,000	249,728
Empower CLO Ltd., Series 2025-1A, Class A, 4.98% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027) (c)	250,000	249,380
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 04/19/2043, (1.50% Floor) (Callable 09/19/2028) (c)	225,000	225,210
Invesco CLO Ltd., Series 2021-3A, Class A1R, 4.75% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (Callable 07/22/2026) (c)	260,000	259,480
Magnetite CLO Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034, (1.00% Floor) (Callable 07/15/2026) (c)	250,000	249,524
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (Callable 07/14/2026) (c)	250,000	249,756
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.03% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026) (c)	400,000	399,501
OZLM Ltd., Series 2016-15A, Class A1R3, 4.72% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026) (c)	161,586	161,413
Sound Point CLO Ltd., Series 2021-1A, Class AR, 4.72% (3 mo. Term SOFR + 1.05%), 04/25/2034, (1.05% Floor) (Callable 07/25/2026) (c)	250,000	249,825
Starwood Property Trust, Inc., Series 2025-FL4, Class A, 5.13% (1 mo. Term SOFR + 1.45%), 11/19/2042, (1.45% Floor) (Callable 05/19/2028) (c)	250,000	249,860
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 4.93% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 04/13/2026) (c)	97,591	97,595
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,119,177)		4,115,389

ASSET-BACKED SECURITIES - 1.3%	Par	Value
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 09/15/2027)	150,000	152,469
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 10/15/2027)	300,000	302,157
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (c)	49,360	45,677
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/17/2029)	150,000	150,211
Series 2025-5A, Class A2, 4.38%, 06/15/2028 (Callable 06/15/2028)	95,016	95,101
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (Callable 03/15/2029) (c)	100,000	100,252
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 07/15/2027)	150,000	152,615
Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, 06/15/2028 (Callable 06/15/2028)	150,000	149,901
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 04/25/2027) (c)	64,706	57,954
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 11/20/2037) (c)	149,468	124,722
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029) (c)	172,032	162,563
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (c)	51,503	43,610
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 06/15/2028) (c)	46,938	44,200
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 05/15/2028) (c)	39,015	37,079
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029) (c)	31,937	29,511
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032) (c)	89,497	83,491
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033) (c)	121,325	122,977
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 11/15/2027)	23,497	23,519
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 04/15/2028)	100,000	100,447
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (c)	93,136	88,184
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 01/25/2028) (c)	100,000	100,601
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11%, 04/20/2029 (Callable 09/20/2028) (c)	150,000	149,373
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (c)	177,327	155,447
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (c)	148,398	136,647
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01%, 07/16/2029 (Callable 07/16/2029) (c)	100,000	99,757
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 03/15/2028)	100,000	100,346
TOTAL ASSET-BACKED SECURITIES (Cost $2,892,504)		2,808,811

PREFERRED STOCKS - 1.1%	Shares	Value
Brazil - 0.8%
Banco Bradesco SA	20,200	74,797
Cia De Sanena Do Parana	78,000	127,695
Cia Energetica de Minas Gerais	202,270	491,632
Itau Unibanco Holding SA	31,111	261,148
Petroleo Brasileiro SA - Petrobras	93,700	878,779
		1,834,051

Germany - 0.0% (b)
Draegerwerk AG & Co. KGaA	328	34,743

Russia - 0.0% (b)
Surgutneftegas PAO (a)(d)	270,800	0

South Korea - 0.3%
Samsung Electronics Co. Ltd.	6,676	531,553
TOTAL PREFERRED STOCKS (Cost $1,769,390)		2,400,347

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
Australia - 0.0% (b)
Region Group	55,812	87,606

Canada - 0.1%
Primaris Real Estate Investment Trust	11,331	140,507

France - 0.0% (b)
Carmila SA	3,601	69,817

India - 0.0% (b)
Brookfield India Real Estate Trust (c)	17,328	59,309
Mindspace Business Parks REIT (c)	11,780	55,970
		115,279

Japan - 0.3%
Global One Real Estate Investment Corp.	283	215,526
Japan Excellent, Inc.	76	68,501
KDX Realty Investment Corp.	115	116,837
NIPPON REIT Investment Corp.	45	25,274
Sekisui House REIT, Inc.	260	147,273
		573,411

Malaysia - 0.1%
Sunway Real Estate Investment Trust	502,100	287,206

Philippines - 0.1%
AREIT, Inc.	217,300	141,808
RL Commercial REIT, Inc.	193,000	21,108
		162,916

Saudi Arabia - 0.0% (b)
Al Rajhi REIT	7,922	17,102

Singapore - 0.1%
Digital Core REIT Management Pte Ltd.	250,100	121,854

South Africa - 0.0% (b)
Redefine Properties Ltd.	250,156	88,397

Turkey - 0.1%
Avrupakent Gayrimenkul Yatirim Ortakligi AS	26,953	30,195
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	269,822	178,514
		208,709
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,715,561)		1,872,804

U.S. TREASURY SECURITIES - 0.5%	Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026	53,700	53,744
0.88%, 09/30/2026	103,800	102,328
1.25%, 11/30/2026	8,800	8,655
1.50%, 01/31/2027	8,300	8,147
2.75%, 04/30/2027	400	396
3.75%, 04/30/2027	45,600	45,589
3.88%, 05/31/2027	143,700	143,801
4.63%, 06/15/2027	2,000	2,019
3.25%, 06/30/2027	1,100	1,092
3.50%, 01/31/2028	10,000	9,944
3.75%, 05/15/2028	23,900	23,871
3.88%, 07/15/2028	56,300	56,373
3.88%, 06/30/2030	81,600	81,488
1.63%, 05/15/2031	126,700	112,991
4.00%, 06/30/2032	124,700	124,140
2.75%, 08/15/2032	8,100	7,492
4.13%, 11/15/2032	62,200	62,217
4.25%, 05/15/2035	138,000	137,639
4.63%, 02/15/2055	60,000	57,248
TOTAL U.S. TREASURY SECURITIES (Cost $1,054,882)		1,039,174

TOTAL INVESTMENTS - 92.8% (Cost $168,807,093)		208,998,987
Money Market Deposit Account - 6.7% (j)(k)		15,130,910
Other Assets in Excess of Liabilities - 0.5%		1,153,400
TOTAL NET ASSETS - 100.0%		$225,283,297

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $13,254,292 or 5.9% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(e)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $407,249.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(g)	Interest only security.
(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)	Affiliated security as defined by the Investment Company Act of 1940.
(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(k)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2026 is $423,744 which represented 0.2% of net assets.

Wilshire International Equity Fund
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(2)	06/18/2026	$227,031	$(98)
U.S. Treasury 2 Year Notes	(8)	06/30/2026	1,659,563	11,808
U.S. Treasury 5 Year Note	(5)	06/30/2026	540,898	6,830
U.S. Treasury Long Bonds	(7)	06/18/2026	797,125	21,771
U.S. Treasury Ultra Bonds	(3)	06/18/2026	349,688	5,150
Net Unrealized Appreciation (Depreciation)		$ –	$–	$45,461

Wilshire International Equity Fund
Schedule of Credit Default Swap Contracts
Sell Protection
March 31, 2026 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount (b)	Value (c)	Upfront Payments(Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX NA HY Series 46	5.00%	Quarterly	06/20/2031	$750,000	$37,451	$29,584	$7,867
	0.000%				$37,451	$29,584	$7,867
* Centrally cleared swap.

Morgan Stanley is the counterparty for the swap.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Wilshire International Equity Fund
Schedule of Total Return Swap Contracts
March 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Net Total Return USD Index	Goldman Sachs	Receive	EFFR + 0.51%	Termination	03/31/2027	$11,302,007	$(1,743,024)
MSCI Emerging Net Total Return USD Index	Morgan Stanley	Receive	EFFR + 0.37%	Termination	03/29/2027	25,564,984	(3,027,714)
Net Unrealized Appreciation (Depreciation)						0	(4,770,738)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.

EFFR - Effective Federal Funds Rate was 3.64% as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Wilshire International Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$35,448,572	$143,428,811	$0	(a)	$178,877,383
Collateralized Mortgage Obligations	–	7,259,927	–		7,259,927
Affiliated Registered Investment Companies	5,832,700	–	–		5,832,700
Corporate Bonds	–	4,792,452	–		4,792,452
Collateralized Loan Obligations	–	4,115,389	–		4,115,389
Asset-Backed Securities	–	2,808,811	–		2,808,811
Preferred Stocks	1,834,051	566,296	0	(a)	2,400,347
Real Estate Investment Trusts	140,507	1,732,297	–		1,872,804
U.S. Treasury Securities	–	1,039,174	–		1,039,174
Total Investments	$43,255,830	$165,743,157	$0	(a)	$208,998,987

Other Financial Instruments:
Futures Contracts *	$45,559	$–	$–		$45,559
Credit Default Swaps *	–	7,867	–		7,867
Total Other Financial Instruments	$45,559	$7,867	$–		$53,426

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$–	$(4,770,738)	$–		$(4,770,738)
Futures Contracts *	(98)	–	–		(98)
Total Other Financial Instruments	$(98)	$(4,770,738)	$–		$(4,770,836)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.

Wilshire International Equity Fund - Transactions with Affiliates
	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Voya VACS Series EMHCD Fund	$1,702	$18	$–	$–	$(43)	$1,676	161	$27	$–
Voya VACS Series HYB Fund	1,108,616	11,441	–	–	(20,525)	1,099,532	108,115	17,262	–
Voya VACS Series SC Fund	4,732,896	53,310	–	–	(54,714)	4,731,492	454,951	81,484	–
	$5,843,214	$64,769	$–	$–	$(75,282)	$5,832,700	563,227	$98,773	$–